Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jan. 21, 2025	Mar. 31, 2026	Dec. 31, 2025		Jan. 10, 2025	Dec. 31, 2024
Preferred stock, par value		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000			1,000,000
Preferred stock, shares issued		0	0			0
Preferred stock, shares outstanding		0	0			0
Over-Allotment Option [Member]
Number of units exercised	1,500,000
Common Class A [Member]
Ordinary shares subject to possible redemption, shares		19,000,000	19,000,000			0
Ordinary shares, redemption value per share		$ 10.45	$ 10.37			$ 0
Ordinary shares, par value		$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized		200,000,000	200,000,000			200,000,000
Ordinary shares, shares issued		690,000	690,000			0
Ordinary shares, shares outstanding		690,000	690,000			0
Common Class B [Member]
Ordinary shares, par value		$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized		20,000,000	20,000,000			20,000,000
Ordinary shares, shares issued		6,333,333	6,333,333	[1],[2]		6,708,333	[1],[2]
Ordinary shares, shares outstanding		6,333,333	6,333,333	[1],[2]		6,708,333	[1],[2]
Ordinary shares subject to forfeiture			875,000
Common Class B [Member] | Sponsor [Member]
Number of founder shares issued					958,333
Number of shares hold					6,708,333
Common Class B [Member] | Over-Allotment Option [Member]
Number of units exercised	1,500,000
Number of unexercised units forfeited	1,125,000

[1]	As of December 31, 2024, this amount includes up to 875,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 5). Subsequently, on January 21, 2025, the Underwriters partially exercised their over-allotment option in the amount of 1,500,000 Units and forfeited the remaining unexercised balance of 1,125,000 Units.
[2]	On January 10, 2025, the Company issued an additional 958,333 founder shares for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (Note 7). All share and per share data have been retrospectively presented.